Debt - Senior Secured Notes - Narrative (Details) € in Millions, $ in Millions				12 Months Ended
	Jun. 19, 2020 USD ($)	Sep. 27, 2019 USD ($)	Jun. 20, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	May 31, 2021 USD ($)	May 31, 2021 EUR (€)	May 20, 2021	Mar. 31, 2021 USD ($)	Jun. 15, 2020 USD ($)	Mar. 05, 2020 USD ($)	Mar. 05, 2020 EUR (€)	Jan. 25, 2020	Sep. 16, 2019 USD ($)	Sep. 16, 2019 EUR (€)	Jun. 20, 2019 EUR (€)
Senior Notes
Debt Instrument [Line Items]
Principal				$ 5,393		$ 6,851
Revolving Credit Facility
Debt Instrument [Line Items]
Principal				6,525		$ 7,906
Senior Secured Notes6.250 Percent Due In2022 [Member] | Senior Notes
Debt Instrument [Line Items]
Loss on extinguishment of debt	$ 23			$ 18
Stated interest rate on debt (as a percent)				6.25%		6.25%			6.25%
Repurchase amount	500												$ 1,000
Principal						$ 1,000
Debt Instrument, Repurchase Amount, Consideration Paid	525												$ 1,000
Senior Secured Notes6.250 Percent Due In2022 [Member] | Interest Expense | Senior Notes
Debt Instrument [Line Items]
Loss on extinguishment of debt	5			$ (6)
Senior Secured Notes6.250 Percent Due In2022 [Member] | Other Expense | Senior Notes
Debt Instrument [Line Items]
Loss on extinguishment of debt	$ 28			$ 24
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)	5.25%			5.25%		5.25%			5.25%
Financial guarantee, principal balance of intercompany loans				$ 10
Principal	$ 750			$ 750		$ 750			€ 750.0
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Senior Notes | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed				100.00%	100.00%
Redemption price, percentage of principal amount redeemed after certain tax events				1					1
Redemption price, percentage of principal amount redeemed after triggering event				1.01					1.01
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Senior Notes | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed				102.625%	102.625%
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Senior Notes | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed				101.313%	101.313%
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Senior Notes | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed				100.00%	100.00%
Senior Secured U.S. Dollar Notes Due June 2020 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)														5.50%
Repurchase amount														$ 27
Senior Secured Euro Notes Due March 2020 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)															4.75%	4.75%
Repurchase amount															$ 432	€ 388.0
2.375% Senior Secured Euro Notes due April 2028 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)				2.375%		2.375%			2.375%								2.375%	2.375%	2.375%
Principal				$ 566		$ 614			€ 500.0										€ 500.0
Euro Term Loan Facility Due January 2020 | Term loan
Debt Instrument [Line Items]
Repurchase amount																		$ 350	€ 320.0
Euro Revolving Credit Facility B Due 2024 | Term loan
Debt Instrument [Line Items]
Loss on extinguishment of debt | €								€ 2.0
Repurchase amount																		$ 543
Repayments of lines of credit		$ 192
Euro Revolving Credit Facility B Due 2024 | Revolving Credit Facility
Debt Instrument [Line Items]
Loss on extinguishment of debt						$ 10	€ 9.0
Repurchase amount			$ 845
Repayments of lines of credit			$ 339
3.500% Senior Secured Euro Notes due June 2026 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)			3.50%	3.50%		3.50%			3.50%											3.50%
Principal				$ 849		$ 920			€ 750.0											€ 750.0
4.125% Senior Secured Notes due February 2020 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)			4.125%																	4.125%
Repurchase amount			$ 498																	€ 438.0
4.750% Senior Secured Euro Notes due February 2023 | Senior Notes
Debt Instrument [Line Items]
Loss on extinguishment of debt | €					€ 67.0
Stated interest rate on debt (as a percent)				4.75%		4.75%			4.75%	4.75%	4.75%	4.75%
Repurchase amount										$ 1,000	€ 850.0
Principal						$ 1,043
Debt Instrument, Repurchase Amount, Consideration Paid										$ 1,100
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)				4.125%		4.125%			4.125%				4.125%
Financial guarantee, principal balance of intercompany loans				$ 10
Principal				$ 750									$ 750
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Senior Notes | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed				100.00%	100.00%
Redemption price, percentage of principal amount redeemed after certain tax events				1					1
Redemption price, percentage of principal amount redeemed after triggering event				1.01					1.01
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Senior Notes | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed				102.063%	102.063%
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Senior Notes | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed				101.031%	101.031%
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Senior Notes | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed				100.00%	100.00%